Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 21, 2021	Jul. 01, 2021	Jan. 31, 2016	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018	Feb. 29, 2016
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront collaboration/license fee			$ 120,000
2021 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration product, percentage of commercial profit		50.00%
Milestones payments received				$ 125,000	$ 125,000
Nestle Health Science [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payment					95,364	$ 94,713							$ 120,000
Maximum development milestone payments to be received					285,000
Maximum regulatory payments to be received					375,000
Maximum amount to be received on achievement of certain commercial milestones					1,125,000
Proceeds on achievement of development milestone								$ 10,000	$ 40,000	$ 20,000	$ 10,000
Transaction price allocated to remaining performance obligations					200,000
Collaboration revenue - related party					(650)	3,014
Deferred revenue					95,364	96,689
Nestle Health Science [Member] | 2021 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration product, percentage of commercial profit		50.00%
Upfront payment received	$ 175,000
Maximum amount to be received on achievement of regulatory and sales milestones		$ 235,000
Maximum amount to be received on achievement of sales milestones		225,000
Maximum regulatory payments to be received		10,000
Transaction price allocated to remaining performance obligations	$ 139,500
Termination notice period	60 days
Nestle Health Science [Member] | 2021 License Agreement [Member] | License [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration revenue - related party							$ 131,343
Nestle Health Science [Member] | 2021 License Agreement [Member] | Service [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated to remaining performance obligations	$ 8,157
Collaboration revenue - related party					1,975	4,114
Nestle Health Science [Member] | Phase 2 [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront collaboration milestone payments receivable			20,000
Nestle Health Science [Member] | Phase 3 [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront collaboration milestone payments receivable			$ 20,000
Nestle Health Science [Member] | Phase 2b [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront collaboration milestone payments receivable												$ 40,000
Proceeds on achievement of development milestone									$ 40,000
Topic 808 [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated under collaborative arrangement		35,500
Topic 808 [Member] | Total Liabilities [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated under collaborative arrangement		$ 35,500
Topic 808 [Member] | Accrued Expenses and Other Current Liabilities [Member] | Nestle Health Science [Member] | 2021 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated under collaborative arrangement					$ 10,064	$ 34,770